RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2016, excluding rent fees, consisted of the following (dollars in thousands):

	2017	2018	2019	2020	2021	Thereafter	Total
Fixed base fee payments (1)	$240	$240	$240	$240	$240	$1,440	$2,640
Fixed administrative agency fee payments due by B&B Air Funding (1)(2)	108	108	63	25	1	—	305
Fixed administrative services fee due under the Term Loan (3)	418	361	288	172	142	164	1,545
Fixed administrative services fee due under Fly Acquisition III (3)	168	168	168	168	155	165	992
Fixed administrative agency fee payments due by other subsidiaries (3)	458	406	338	322	289	929	2,742
Fixed payments for Management Expenses (1)	6,304	6,304	6,304	6,304	6,304	28,369	59,889
Total	$7,696	$7,587	$7,401	$7,231	$7,131	$31,067	$68,113

(1)	Amounts in the table assume Consumer Price Index (“CPI”) rates in effect as of December 31, 2016 remain constant in future periods.
(2)
On February 1, 2017, B&B Air Funding amended its servicing agreement with respect to aircraft financed by the Securitization Notes thereby (i) amending the rent fee to 3.5% of the aggregate amount of rents actually collected, plus $1,000 per aircraft per month and (ii) eliminating the base fee of $150,000 per month, both effective as of January 1, 2017. In connection with this amendment, the administrative agency fee has also been reduced, through a rebate, to $20,000 per month, subject to an annual CPI adjustment.

(3)	Assumes number of aircraft at December 31, 2016 remains the same for future periods.